Provision for Dividends - Schedule of Provisions for Dividends (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions for Dividends [Abstract]
Provisions for dividends	$ 362,218	$ 373,090
Total	$ 362,218	$ 373,090